28 Operating revenue (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Revenue
Amount corresponding to TRCF charged from customers	R$ 72,962	R$ 70,122